ACCOUNTS RECEIVABLE - Disclosure of detailed information about accounts receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Royalty, derivative royalty, and stream receivables	$ 2,482	$ 1,190
GST and other recoverable taxes	325	302
Other receivables	4	14
Total accounts receivable	$ 2,811	$ 1,506